Average Annual Total Returns - FidelityContrafund-KPRO - FidelityContrafund-KPRO - Fidelity Contrafund	Mar. 01, 2024
Fidelity Contrafund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	39.47%
Past 5 years	16.56%
Past 10 years	12.92%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%